COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Jun. 30, 2021 USD ($)
Operating Leases, Rent Expense, Net	$ 295
Operating Leases, Future Minimum Payments Due	295
China, Yuan Renminbi
Operating Leases, Rent Expense, Net	$ 2,000